June 29, 2007

Supplement

SUPPLEMENT DATED JUNE 29, 2007 TO THE PROSPECTUS OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES
THE DIVIDEND GROWTH PORTFOLIO
CLASS X and CLASS Y
Dated May 1, 2007

The first sentence of the first paragraph in the section of the Prospectus entitled ‘‘The Portfolio — Principal Investment Strategies — Other Investments’’ is hereby deleted and replaced with the following:

The Portfolio may also invest in convertible and fixed-income securities, real estate investment trusts (commonly known as ‘‘REITs’’) and may utilize options, stock index futures and forward foreign currency exchange contracts.

The second sentence of the section of the Prospectus entitled ‘‘The Portfolio — Principal Risks — Other Risks’’ is hereby deleted and replaced with the following:

The Portfolio is also subject to other risks from its permissible investments, including the risks associated with its investments in fixed income and convertible securities, REITs, options, stock index futures and forward foreign currency exchange contracts.

The section of the Prospectus entitled ‘‘The Portfolio — Additional Investment Strategy Information — Options’’ is hereby deleted and replaced with the following:

Options and Stock Index Futures.    The Portfolio may invest in put and call options on its portfolio securities and indices, and stock index futures. The Portfolio may use options and stock index futures to facilitate trading, to increase or decrease the Portfolio’s market exposure, to seek higher investment returns, or to seek to protect against a decline in the value of the Portfolio’s securities or an increase in prices of securities that may be purchased.

The section of the Prospectus entitled ‘‘The Portfolio — Additional Risk Information — Options’’ is hereby deleted and replaced with the following:

Options and Stock Index Futures.    If the Portfolio utilizes options and/or stock index futures, its participation in these markets may subject the Portfolio to certain risks. If the Investment Adviser’s predictions of movements in the direction of the stock markets are inaccurate, the adverse consequences to the Portfolio (e.g., a reduction in the Portfolio’s net asset value or a reduction in the amount of income available for distribution) may leave the Portfolio in a worse position than if these strategies were not used. Other risks inherent in the use of options and stock index futures include, for example, the possible imperfect correlation between the prices of the options and futures contracts and the movements in the prices of the securities being hedged, and the possible absence of a liquid secondary market for any particular instrument. OTC covered call options are negotiated with dealers and there is no secondary market for these investments.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

LIT SPT VAR DIV 06/07

June 29, 2007

Supplement

SUPPLEMENT DATED JUNE 29, 2007 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES
Dated May 1, 2007

The first sentence in the section of the Statement of Additional Information entitled ‘‘II. Description of the Fund and Its Investments and Risks — C. Investment Strategies and Risks — Stock Index Options — Covered Put Writing’’ is hereby deleted and replaced with the following:

Each of the Portfolios (except the Dividend Growth Portfolio) that may engage in covered call writing may engage in covered put writing.

The first sentence in the section of the Statement of Additional Information entitled ‘‘II. Description of the Fund and Its Investments and Risks — C. Investment Strategies and Risks — Purchasing Call and Put Options’’ is hereby deleted and replaced with the following:

Each of the Income Builder Portfolio, the European Equity Portfolio, the Global Advantage Portfolio and the Aggressive Equity Portfolio may purchase listed and OTC call and put options in amounts equaling up to 5% of its total assets. Each of the Limited Duration Portfolio, the Income Plus Portfolio, the High Yield Portfolio, the Utilities Portfolio, the Global Dividend Growth Portfolio and the Strategist Portfolio may purchase listed and OTC call and put options in amounts equaling up to 10% of its net assets, and in the case of the Dividend Growth Portfolio, up to 25% of its net assets.

The first sentence in the section of the Statement of Additional Information entitled ‘‘II. Description of the Fund and Its Investments and Risks — C. Investment Strategies and Risks — Stock Index Options’’ is hereby deleted and replaced with the following:

Each of the Limited Duration Portfolio, the High Yield Portfolio, the Income Plus Portfolio, the Utilities Portfolio, the Income Builder Portfolio, the Dividend Growth Portfolio, the Global Dividend Growth Portfolio, the Global Advantage Portfolio, the Aggressive Equity Portfolio and the Strategist Portfolio may invest in options on stock indexes.

The last sentence of the first paragraph in the section of the Statement of Additional Information entitled ‘‘II. Description of the Fund and Its Investments and Risks — C. Investment Strategies and Risks — Futures Contracts’’ is hereby deleted and replaced with the following:

The Dividend Growth Portfolio, the Equity Portfolio and the S&P 500 Index Portfolio may invest in stock index futures.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.